Summary of Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Summary of Material Accounting Policies
3.
SUMMARY OF MATERIAL ACCOUNTING POLICIES

The principal accounting policies adopted in the preparation of these financial statements are set out below. The policies set out below are consistently applied to all the years presented, unless otherwise stated.

(A)
Current vs. non-current classification

The Company presents assets and liabilities on the balance sheet based on current/non-current classification. The Company classifies all amounts to be realized or settled within 12 months after the reporting period to be current and all other amounts to be non-current. Liabilities are classified as non-current if the Company has the unconditional right to defer settlement for at least 12 months after the reporting period.

(B)
Foreign currency transactions

Foreign currency transactions are translated into the functional currency, CHF, using prevailing exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into CHF at rates of exchange prevailing at reporting date. Any gains or losses from these translations are included in the statements of loss in the period in which they arise.

(C)
Group accounting

The Company has seven wholly owned subsidiaries, including Oculis Operations, Oculis Iceland, Oculis France, Oculis U.S., Oculis HK, Neurocol IP and Neurocol Operations. The Company’s consolidated financial statements present the aggregate of the eight Group entities, after elimination of intra-group transactions, balances, investments and capital.

(D)
Segment reporting

The Company is managed and operated as one business. A single management team that reports to the Chief Executive Officer comprehensively manages the entire business and accordingly, has one reporting segment.

The Company has locations in five countries: Switzerland, Iceland, France, U.S. and Hong Kong. An analysis of non-current assets by geographic region is presented in Note 6.

(E)
Leases

All leases are accounted for by recognizing a right-of-use asset and a lease liability except for leases of low value assets and leases with a duration of 12 months or less.

Lease liabilities are measured at the present value of the expected contractual payments due to the lessor over the lease term, with the discount rate determined by reference to the rate inherent in the lease unless this is not readily determinable, in which case the Group’s incremental borrowing rate on commencement date of the lease is used. Variable lease payments are only included in the measurement of the lease liability if they depend on an index or rate and remain unchanged throughout the lease term. Other variable lease payments are expensed.

On initial recognition, the carrying value of the lease liability also includes amounts expected to be payable under any residual value guarantee, and the exercise price of any purchase option granted in favor of the group if it is reasonably certain to assess that option. Right-of-use assets are initially measured at the amount of the lease liability, reduced for any lease incentives received, and increased for lease payments made at or before commencement of the lease and initial direct costs incurred.

Subsequent to the initial measurement, lease liabilities increase as a result of interest charged at a constant rate on the balance outstanding and are reduced for lease payments made. Right-of-use assets are depreciated on a straight-line basis over the remaining expected term of the lease or over the remaining economic life of the asset if this is judged to be shorter than the lease term.

When the Company revises its estimate of the term of any lease, it adjusts the carrying amount of the lease liability to reflect the expected payments over the revised term, which are discounted using a revised discount rate. The carrying value of lease liabilities is similarly revised if the variable future lease payments dependent on a rate or index is revised. In both cases, an equivalent adjustment is made to the carrying value of the right-of-use asset, with the revised carrying amount being amortized over the remaining lease term. If the carrying amount of the right-of-use asset is adjusted to zero, any further reduction is recognized in profit or loss.

(F)
Grant income recognition

Grant income is recognized where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with, and in the year when the related expenses are incurred.

(G)
Taxes

Taxes reported in the consolidated statements of loss include current and deferred taxes on profit. Taxes on income are accrued in the same periods as the revenues and expenses to which they relate.

Deferred tax is the tax attributable to the temporary differences that appear when taxation authorities recognize and measure assets and liabilities with rules that differ from those of the consolidated accounts. Deferred income tax is calculated using the liability method and determined using tax rates and laws that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled. Any changes to the tax rates are recognized in the consolidated statements of loss unless related to items directly recognized in equity or other comprehensive loss.

Deferred income tax is recognized on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences or the unused tax losses can be utilized. Deferred income tax assets from tax credit carry forwards are recognized to the extent that the national tax authority confirms the eligibility of such a claim and that the realization of the related tax benefit through future taxable profits is probable. Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

(H)
Loss per share

The Company presents basic loss per share for each period in the financial statements. The loss per share is calculated by dividing the loss of the period by the weighted average number of shares outstanding during the period. Diluted earnings per share, applicable in case of positive result, reflect the potential dilution that could occur if dilutive securities such as warrants or share options were exercised into common shares.

(I)
Cash and cash equivalents and short-term financial assets

The Company considers all highly liquid investments with an original maturity of less than 3 months at the date of purchase to be cash equivalents. Cash and cash equivalents are recorded at cost, which approximates fair value.

Short-term financial assets consist of fixed term bank deposits with original maturities between three and six months. Short-term financial assets are held in order to collect contractual cash flows made of payments of principal and interests.

Short-term financial assets are measured at amortized cost, which approximates fair value, and are subsequently measured using the effective interest method. This method allocates interest income over the relevant period by applying the effective interest rate to the carrying amount of the asset. Gains and losses are recognized in the consolidated statements of loss when the asset is derecognized, modified or impaired.

(J)
Fair value measurements

The Company measures certain financial assets and liabilities at fair value on a recurring basis, including warrants. Fair value is the price the Company would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. The Company uses a three-level hierarchy that prioritizes fair value measurements based on the types of inputs used, as follows:

•
Level 1: unadjusted quoted prices in active markets for identical assets or liabilities.
•
Level 2: either directly or indirectly, quoted prices for similar assets or liabilities in active markets.
•
Level 3: unobservable inputs for the asset or liability to the extent that observable inputs are not available in situations in which there is little, if any, market activity for the asset or liability at the measurement date.

There was no change in the valuation techniques applied to financial instruments during all periods presented. There were no transfers between levels 1, 2 or 3 for recurring fair value measurements during the year. The Group recognizes transfers into and out of fair value hierarchy levels at the end of the reporting period.

(K)
Property and equipment

All property and equipment are shown at cost, less subsequent depreciation and impairment. Cost includes expenditures that are directly attributable to the acquisition of the items. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably.

Depreciation is calculated on a straight-line basis over the useful life, according to the following schedule:

Category	Useful life in years
Laboratory equipment	5 - 7
Laboratory fixtures and fittings	10
Office equipment and hardware	2 - 3
Leasehold improvements	5

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date. An asset’s carrying amount is impaired immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount. Gains and losses on disposal or retirement of tangible fixed assets are determined by comparing the net proceeds received with the carrying amounts and are included in the consolidated statements of loss.

(L)
Warrant liabilities

The Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period (refer to Note 17). Any change in fair value is recognized in the Company’s consolidated statements of loss. Warrants are classified as short-term liabilities as the Company cannot defer the settlement beyond 12 months.

The Amended BlackRock Warrant, as defined in Note 5, issued in conjunction with the Amended Loan Agreement is classified as a liability since its exercise price is fixed in USD, which is not the functional currency of the Company and therefore it does not meet the requirements to be classified as equity under IFRS. An instrument that will be settled in the Company’s own equity shares is an equity instrument only if the issuer has to deliver a fixed number of its own shares for a fixed amount (fixed for fixed requirement, IAS 32.16). The fair value of the BlackRock Warrant is determined using the Black-Scholes option-pricing model. This valuation model as well as parameters used such as expected volatility and expected term are partially based on management’s estimates. The expected volatility is estimated using historical stock volatilities of comparable peer public companies within the Company’s industry. The expected term represents the period that the warrant is expected to be outstanding. The BlackRock Warrant is included in Level 3 of the fair value hierarchy. Refer to Note 17 - Warrant Liabilities.

The fair value of the BCA Public Warrants, as defined in Note 5, traded in active markets is based on the quoted market prices at the end of the reporting period for such warrants. For the BCA Private Warrants, which have identical terms to the BCA Public Warrants, the Company determined that the fair value of each BCA Private Warrant is equivalent to that of each BCA Public Warrant. BCA Public Warrants are included in Level 1 and BCA Private Warrants in Level 2 of the fair value hierarchy. Refer to Note 17 - Warrant Liabilities.

(M)
Intangible assets
(a)
Research and development costs

Research expenditures are recognized in expense in the year in which they are incurred. Internal development expenditures are capitalized only if they meet the recognition criteria of IAS 38 “Intangible Assets.” Given the inherent regulatory and other uncertainties, these criteria are generally not met before obtaining approval from the relevant regulatory authority. As a result, development expenditures are typically recognized as expenses in the consolidated statements of loss. However, when capitalization criteria are satisfied, development costs are recorded as intangible assets and amortized on a straight-line basis over their estimated useful lives. Amortization of capitalized licenses begins upon receipt of market approval. The Company records accruals for estimated costs incurred or prepayments depending on the stage of completion of the product development and clinical research.

(b)
Licenses

Acquired licenses and related development milestones are capitalized as intangible assets at historical cost and amortized over their estimated useful lives. The amortization period is determined based on the expected pattern of consumption of future economic benefits and begins only after the necessary regulatory and marketing approvals have been obtained. Capitalized licenses are assessed for impairment annually in the last quarter of each financial period or earlier if indicators of impairment arise. Amortization expense related to capitalized licenses is recognized within research and development expenses.

(c)
Impairment of licenses

Impairment losses on capitalized licenses are recognized within research and development expenses.

(N)
Impairment of non-financial assets

Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of the asset’s fair value less costs of disposal and value-in-use.

For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash flows of other assets (“cash-generating units”). Impairment losses are recognized in the consolidated statements of loss. Prior impairments of non-financial assets are reviewed for possible reversal of the impairment at each reporting date.

(O)
Financial instruments

The principal financial instruments used by the Company are as follows:

•
Cash and cash equivalents
•
Short-term financial assets
•
Other current assets, excluding prepaid expenses
•
Accrued income
•
Trade payables
•
Accrued expenses and other payables
•
Lease liabilities
•
Warrant liabilities

These financial instruments are carried at amortized cost, except warrant liabilities which are adjusted to fair value at period end.

Due to their short-term nature, the carrying value of cash and cash equivalents, short-term financial assets, other current assets, excluding prepaid expenses, accrued income, lease liabilities, trade payables, accrued expenses and other payables approximates their fair value. For details of the fair value hierarchy and valuation techniques, refer to Note 20.

(a)
Cash and cash equivalents

Cash and cash equivalents include cash on hand and highly liquid investments with original maturities of three months or less. These investments are readily convertible to known amounts of cash.

(b)
Short-term financial assets

Short-term financial assets consist of fixed term bank deposits with original maturities between three and six months. Short-term financial assets are held in order to collect contractual cash flows made of payments of principal and interests.

(c)
Other current assets, excluding prepaid expenses

The carrying amount of other receivables/current assets is reduced through the use of an allowance account, and the amount of the loss is recognized in the consolidated statements of loss. Subsequent recoveries of amounts previously written off are credited to the consolidated statements of loss.

(d)
Accrued income

Grant income reflects reimbursement of research and development expenses and income from certain research projects managed by Icelandic governmental institutions. Certain expenses qualify for incentives from the Icelandic government in the form of tax credits or cash reimbursements.

(e)
Trade payables

Trade payables are amounts due to third parties in the ordinary course of business. Trade payables are non-interest bearing and are normally settled on 45-day terms.

(f)
Accrued expenses and other payables

Accrued expenses and other payables are amounts provided for / due to third parties in the ordinary course of business. Accrued expenses and other payables are non-interest bearing.

(g)
Lease liabilities

Lease liabilities are measured at the present value of the expected contractual payments due to the lessor over the lease term, with the discount rate determined by reference to the rate inherent in the lease unless this is not readily determinable, in which case the Group’s incremental borrowing rate on commencement date of the lease is used.

(P)
Employee benefits
(a)
Pension obligations

The Company operates a defined benefit pension plan for its Swiss-based employees, which is held in a multi-employer fund. The pension plan is funded by payments from employees and from the Company. The Company’s contributions to the defined benefit pension plan are charged to the consolidated statements of loss in the year to which they relate.

The liability recognized in the balance sheet in respect of defined benefit pension plan is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets and the possible effect of the asset ceiling, together with adjustments for unrecognized past-service costs. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.

When the Company has a surplus in the defined benefit pension plan, it measures the net defined benefit asset at the lower of the surplus in the defined benefit pension plan, or the asset ceiling (being the present value of any economic benefits available in the form of refunds from the plan or reductions in future contributions to the plan), determined using the discount rate.

The Company does not expect any refunds or contribution reductions in case of a surplus in the defined benefit pension plan calculated per IAS 19, therefore no assets would be recognized in the Consolidated Statements of Financial Position.

The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension liability.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise.

Past-service costs are recognized immediately in income, unless the changes to the pension plan are conditional on the employees remaining in service for a specified period of time (the vesting period). In this case, the past-service costs are amortized on a straight-line basis over the vesting period.

(b)
Employee participation

The Company operates an equity-settled, share-based compensation plan, under which the entity receives services from employees as consideration for equity instruments (e.g. options) of the Company. The fair value of the awards granted in exchange of the employee services received is recognized as an expense.

Non-market vesting conditions are included in assumptions about the number of options that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each reporting period, the entity revises its estimates of the number of options that are expected to vest based on the non-market vesting conditions. It recognizes the impact of the revision to original estimates, if any, in the consolidated statements of loss, with a corresponding adjustment to equity. When options are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised.

(Q)
Earnout consideration

The Company recognized the earnout consideration under the BCA as a share-based contingent consideration within the scope of IFRS 2, and therefore equity classified as the earnout consideration ultimately settles in ordinary shares. The Company determined that the fair value of the earnout shares is accounted for as a component of the deemed cost of the listing services upon consummation of the Business Combination. The fair value of total consideration transferred was included in the calculation of the IFRS 2 share listing service expense and will not be subsequently adjusted regardless of whether the price target is achieved or not. The earnout options granted to employees were determined to be compensation for the dilution to their previously held Legacy Oculis equity instruments. No subsequent compensation charge has been recognized under IFRS 2 because no additional fair value has been granted as a result of the earnout options.

(R)
Capitalization of transaction costs

The Company capitalizes transaction costs incurred in connection with its ATM program within other current assets in the Company’s consolidated balance sheet because those costs are directly attributable to new equity issuances and management estimates that a future financing is probably of occurring. If and when the Company completes a transaction, capitalized transaction costs will be offset against the proceeds and will be recorded as a reduction of share premium within the Company’s consolidated balance sheet. If the Company determines that it is not highly probable that a transaction will be completed, the Company will write-off capitalized transaction costs incurred during that respective quarter in the consolidated statement of loss.

Transaction costs incurred in connection with underwritten offerings are recorded as a reduction of share premium within the Company’s balance sheet during the period in which the transaction closes.

(S)
Presentation of interest in the statement of cash flows

Effective January 1, 2025, the Company revised its accounting policy regarding the classification of interest paid and interest received in the statement of cash flows. Interest paid was reclassified from “net cash flows used in operating activities” to “net cash flows used in financing activities,” and interest received was reclassified from “net cash flows used in operating activities” to “net cash flows used in investing activities.” The Company assessed the change in accounting policy under IAS 8, in accordance with the guidance regarding a voluntary change in accounting policy.

The reclassification of interest paid was elected to provide a more cohesive presentation of payments related to the Company’s office leases. Prior to the change in accounting policy, interest paid on lease liabilities was classified as operating cash flows, while payments of the principal portion of lease liabilities were classified as financing cash flows. The change aligns the interest paid with the associated financial liability giving rise to the interest.

In addition, the Company reclassified interest received to investing activities, as the majority of interest received relates to interest earned on cash and cash equivalents and short-term investments. The Company believes the updated classification better reflects the nature and source of the cash inflows.

The Company applied the change in accounting policy retrospectively and has recast prior periods’ comparative information within the statement of cash flows to ensure consistency and comparability with the current period presentation. As part of the retrospective application, net cash outflow from operating activities for the year ended December 31, 2024 increased by CHF 1.4 million, net cash outflow from investing activities decreased by CHF 1.5 million, and net cash flow inflow from financing activities decreased by CHF 54 thousand. As part of the retrospective application, net cash used in operating activities for the year ended December 31, 2023 increased by CHF 1.2 million, net cash flow used in investing activities decreased by CHF 1.2 million, and net cash flow inflow from financing activities decreased by CHF 46 thousand.

(T)
New accounting standards, interpretations and amendments adopted by the Company

There are no new IFRS Accounting Standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2025 that have a material impact to the Company. In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements, which provides requirements for the presentation and disclosure of information in general purpose financial statements. The standard is effective for periods beginning on or after January 1, 2027. The Company is in the process of evaluating whether IFRS 18 will have a material effect on the consolidated financial statements. New standards, amendments to standards and interpretations that are not yet effective, which have been deemed by the Company as currently not relevant, are not listed here.